Distribution Date:	10/18/21	Bank of America Merrill Lynch Commercial Mortgage Trust 2017-BNK3
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2017-BNK3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower,One Bryant Park | New York, NY 10036
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-15		A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9090
Historical Detail	20		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	24
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	25		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	26		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	06427DAN3	1.957000%	27,490,000.00	3,100,326.71	613,797.85	5,056.12	0.00	0.00	618,853.97	2,486,528.86	30.83%	30.00%
A-2	06427DAP8	3.116000%	52,680,000.00	52,680,000.00	0.00	136,792.40	0.00	0.00	136,792.40	52,680,000.00	30.83%	30.00%
A-SB	06427DAQ6	3.366000%	33,360,000.00	33,360,000.00	0.00	93,574.80	0.00	0.00	93,574.80	33,360,000.00	30.83%	30.00%
A-3	06427DAR4	3.311000%	175,000,000.00	175,000,000.00	0.00	482,854.17	0.00	0.00	482,854.17	175,000,000.00	30.83%	30.00%
A-4	06427DAS2	3.574000%	361,236,000.00	361,236,000.00	0.00	1,075,881.22	0.00	0.00	1,075,881.22	361,236,000.00	30.83%	30.00%
A-S	06427DAV5	3.748000%	92,824,000.00	92,824,000.00	0.00	289,920.29	0.00	0.00	289,920.29	92,824,000.00	20.55%	20.00%
B	06427DAW3	3.879000%	46,412,000.00	46,412,000.00	0.00	150,026.79	0.00	0.00	150,026.79	46,412,000.00	15.42%	15.00%
C	06427DAX1	4.352000%	35,969,000.00	35,969,000.00	0.00	130,447.57	0.00	0.00	130,447.57	35,969,000.00	11.43%	11.13%
D	06427DAC7	3.250000%	38,290,000.00	38,290,000.00	0.00	103,702.08	0.00	0.00	103,702.08	38,290,000.00	7.19%	7.00%
E	06427DAE3	4.532984%	16,244,000.00	16,244,000.00	0.00	61,361.50	0.00	0.00	61,361.50	16,244,000.00	5.40%	5.25%
F	06427DAG8	4.532984%	13,924,000.00	13,924,000.00	0.00	52,597.73	0.00	0.00	52,597.73	13,924,000.00	3.85%	3.75%
G*	06427DAJ2	4.532984%	34,809,005.00	34,809,005.00	0.00	129,208.89	0.00	0.00	129,208.89	34,809,005.00	0.00%	0.00%
R	06427DAL7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR	BCC2CNFB2	4.532984%	48,854,631.88	47,570,964.86	32,305.15	179,578.61	0.00	0.00	211,883.76	47,538,659.71	0.00%	0.00%
Interest
Regular SubTotal			977,092,636.88	951,419,296.57	646,103.00	2,891,002.17	0.00	0.00	3,537,105.17	950,773,193.57

Notional Certificates
X-A	06427DAT0	1.090273%	649,766,000.00	625,376,326.71	0.00	568,192.22	0.00	0.00	568,192.22	624,762,528.86
X-B	06427DAU7	0.626283%	175,205,000.00	175,205,000.00	0.00	91,439.95	0.00	0.00	91,439.95	175,205,000.00
X-D	06427DAA1	1.282984%	38,290,000.00	38,290,000.00	0.00	40,937.89	0.00	0.00	40,937.89	38,290,000.00
Notional SubTotal			863,261,000.00	838,871,326.71	0.00	700,570.06	0.00	0.00	700,570.06	838,257,528.86

Deal Distribution Total					646,103.00	3,591,572.23	0.00	0.00	4,237,675.23

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06427DAN3	112.78016406	22.32804111	0.18392579	0.00000000	0.00000000	0.00000000	0.00000000	22.51196690	90.45212295
A-2	06427DAP8	1,000.00000000	0.00000000	2.59666667	0.00000000	0.00000000	0.00000000	0.00000000	2.59666667	1,000.00000000
A-SB	06427DAQ6	1,000.00000000	0.00000000	2.80500000	0.00000000	0.00000000	0.00000000	0.00000000	2.80500000	1,000.00000000
A-3	06427DAR4	1,000.00000000	0.00000000	2.75916669	0.00000000	0.00000000	0.00000000	0.00000000	2.75916669	1,000.00000000
A-4	06427DAS2	1,000.00000000	0.00000000	2.97833333	0.00000000	0.00000000	0.00000000	0.00000000	2.97833333	1,000.00000000
A-S	06427DAV5	1,000.00000000	0.00000000	3.12333330	0.00000000	0.00000000	0.00000000	0.00000000	3.12333330	1,000.00000000
B	06427DAW3	1,000.00000000	0.00000000	3.23250000	0.00000000	0.00000000	0.00000000	0.00000000	3.23250000	1,000.00000000
C	06427DAX1	1,000.00000000	0.00000000	3.62666657	0.00000000	0.00000000	0.00000000	0.00000000	3.62666657	1,000.00000000
D	06427DAC7	1,000.00000000	0.00000000	2.70833325	0.00000000	0.00000000	0.00000000	0.00000000	2.70833325	1,000.00000000
E	06427DAE3	1,000.00000000	0.00000000	3.77748707	0.00000000	0.00000000	0.00000000	0.00000000	3.77748707	1,000.00000000
F	06427DAG8	1,000.00000000	0.00000000	3.77748707	0.00000000	0.00000000	0.00000000	0.00000000	3.77748707	1,000.00000000
G	06427DAJ2	1,000.00000000	0.00000000	3.71193862	0.06554827	1.14039542	0.00000000	0.00000000	3.71193862	1,000.00000000
R	06427DAL7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2CNFB2	973.72476323	0.66125050	3.67577450	0.00245811	0.04276483	0.00000000	0.00000000	4.33702500	973.06351272

Notional Certificates
X-A	06427DAT0	962.46391272	0.00000000	0.87445668	0.00000000	0.00000000	0.00000000	0.00000000	0.87445668	961.51926826
X-B	06427DAU7	1,000.00000000	0.00000000	0.52190263	0.00000000	0.00000000	0.00000000	0.00000000	0.52190263	1,000.00000000
X-D	06427DAA1	1,000.00000000	0.00000000	1.06915356	0.00000000	0.00000000	0.00000000	0.00000000	1.06915356	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	5,056.12	0.00	5,056.12	0.00	0.00	0.00	5,056.12	0.00
A-2	09/01/21 - 09/30/21	30	0.00	136,792.40	0.00	136,792.40	0.00	0.00	0.00	136,792.40	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	93,574.80	0.00	93,574.80	0.00	0.00	0.00	93,574.80	0.00
A-3	09/01/21 - 09/30/21	30	0.00	482,854.17	0.00	482,854.17	0.00	0.00	0.00	482,854.17	0.00
A-4	09/01/21 - 09/30/21	30	0.00	1,075,881.22	0.00	1,075,881.22	0.00	0.00	0.00	1,075,881.22	0.00
X-A	09/01/21 - 09/30/21	30	0.00	568,192.22	0.00	568,192.22	0.00	0.00	0.00	568,192.22	0.00
X-B	09/01/21 - 09/30/21	30	0.00	91,439.95	0.00	91,439.95	0.00	0.00	0.00	91,439.95	0.00
A-S	09/01/21 - 09/30/21	30	0.00	289,920.29	0.00	289,920.29	0.00	0.00	0.00	289,920.29	0.00
B	09/01/21 - 09/30/21	30	0.00	150,026.79	0.00	150,026.79	0.00	0.00	0.00	150,026.79	0.00
C	09/01/21 - 09/30/21	30	0.00	130,447.57	0.00	130,447.57	0.00	0.00	0.00	130,447.57	0.00
X-D	09/01/21 - 09/30/21	30	0.00	40,937.89	0.00	40,937.89	0.00	0.00	0.00	40,937.89	0.00
D	09/01/21 - 09/30/21	30	0.00	103,702.08	0.00	103,702.08	0.00	0.00	0.00	103,702.08	0.00
E	09/01/21 - 09/30/21	30	0.00	61,361.50	0.00	61,361.50	0.00	0.00	0.00	61,361.50	0.00
F	09/01/21 - 09/30/21	30	0.00	52,597.73	0.00	52,597.73	0.00	0.00	0.00	52,597.73	0.00
G	09/01/21 - 09/30/21	30	37,273.56	131,490.56	0.00	131,490.56	2,281.67	0.00	0.00	129,208.89	39,696.03
RR Interest	09/01/21 - 09/30/21	30	1,961.76	179,698.70	0.00	179,698.70	120.09	0.00	0.00	179,578.61	2,089.26
Totals			39,235.32	3,593,973.99	0.00	3,593,973.99	2,401.76	0.00	0.00	3,591,572.23	41,785.29

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

Additional Information
Total Available Distribution Amount (1)	4,237,675.23
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,610,280.18	Master Servicing Fee	8,784.81
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,022.09
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	396.42
ARD Interest	0.00	Operating Advisor Fee	1,567.11
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	245.78
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,610,280.18	Total Fees	16,306.22

Principal		Expenses/Reimbursements
Scheduled Principal	646,103.00	Reimbursement for Interest on Advances	67.32
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	2,334.44
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	646,103.00	Total Expenses/Reimbursements	2,401.76

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,591,572.23
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	646,103.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,237,675.23
Total Funds Collected	4,256,383.18	Total Funds Distributed	4,256,383.21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	951,419,297.21	951,419,297.21	Beginning Certificate Balance	951,419,296.57
(-) Scheduled Principal Collections	646,103.00	646,103.00	(-) Principal Distributions	646,103.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	950,773,194.21	950,773,194.21	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	951,573,031.87	951,573,031.87	Ending Certificate Balance	950,773,193.57
Ending Actual Collateral Balance	950,945,061.29	950,945,061.29

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.64)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.64)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.53%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	18,616,889.44	1.96%	60	5.0223	NAP	Defeased	3	18,616,889.44	1.96%	60	5.0223	NAP
	5,000,000 or less	16	54,118,711.25	5.69%	62	4.7849	1.870018	1.30 or less	15	193,064,137.45	20.31%	46	4.9573	0.282092
5,000,001 to 10,000,000		17	127,282,354.99	13.39%	62	4.6968	1.695572	1.31 to 1.40	4	101,137,370.81	10.64%	63	4.7261	1.355402
10,000,001 to 15,000,000		6	72,103,262.89	7.58%	62	4.7312	1.519428	1.41 to 1.50	3	36,726,003.87	3.86%	60	4.4556	1.430915
15,000,001 to 25,000,000		12	227,432,017.36	23.92%	62	4.3327	2.187971	1.51 to 1.60	4	32,694,749.67	3.44%	62	4.4790	1.561941
25,000,001 to 50,000,000		7	252,610,000.00	26.57%	62	4.4226	2.617531	1.61 to 1.70	2	14,093,507.46	1.48%	63	4.9384	1.674233
	50,000,001 or greater	3	198,609,958.28	20.89%	46	4.7091	0.965246	1.71 to 1.80	4	19,680,573.63	2.07%	62	4.8972	1.725200
	Totals	64	950,773,194.21	100.00%	59	4.5534	1.904115	1.81 to 2.50	19	301,983,004.09	31.76%	63	4.5497	2.193324
								2.51 to 3.00	2	62,000,000.00	6.52%	61	4.0365	2.653900
								3.01 or greater	8	170,776,957.79	17.96%	62	4.1015	3.498785
								Totals	64	950,773,194.21	100.00%	59	4.5534	1.904115
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	18,616,889.44	1.96%	60	5.0223	NAP	Totals	95	950,773,194.21	100.00%	59	4.5534	1.904115
Alabama	5	79,981,470.80	8.41%	63	4.7369	1.432353
									Property Type³
Arizona	5	32,569,178.59	3.43%	61	4.6350	2.477227
California	16	268,614,331.96	28.25%	50	4.8691	1.316348		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	3	11,575,267.87	1.22%	63	5.2025	1.965867		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	1	40,500,000.00	4.26%	61	3.7320	2.641000	Defeased	3	18,616,889.44	1.96%	60	5.0223	NAP
Illinois	6	17,869,760.30	1.88%	62	4.4797	2.065088	Industrial	10	75,738,860.56	7.97%	62	4.4462	2.602977
Iowa	1	980,714.00	0.10%	62	4.0605	2.411700	Lodging	6	112,210,761.37	11.80%	34	5.1442	(0.201746)
Kansas	3	7,250,000.00	0.76%	61	4.5000	3.178100	Mixed Use	7	142,225,593.10	14.96%	63	4.6936	1.980335
Louisiana	3	18,960,732.31	1.99%	57	3.7655	1.610100	Mobile Home Park	3	13,215,674.40	1.39%	61	4.0000	2.192583
Mississippi	1	1,439,251.69	0.15%	62	5.4000	1.173600	Multi-Family	2	6,185,656.69	0.65%	62	4.5150	1.769863
Missouri	7	21,400,000.00	2.25%	62	4.6655	1.848087	Office	10	195,737,157.29	20.59%	62	4.2518	2.713152
Nevada	2	12,691,205.62	1.33%	63	4.8515	1.707274	Retail	36	281,059,748.93	29.56%	62	4.3944	1.785086
New Jersey	1	9,725,000.00	1.02%	63	4.7480	1.987100	Self Storage	18	105,782,852.43	11.13%	63	4.7844	2.346733
New York	5	88,884,324.88	9.35%	62	3.9715	3.478718	Totals	95	950,773,194.21	100.00%	59	4.5534	1.904115
North Carolina	2	8,505,010.78	0.89%	63	5.0402	1.635563
Oregon	1	2,179,624.81	0.23%	63	5.2300	1.088900
Pennsylvania	5	38,555,392.76	4.06%	62	4.6321	1.445960
South Carolina	2	9,896,111.80	1.04%	61	4.4436	1.682112
Tennessee	1	15,599,133.56	1.64%	63	4.9940	1.412000
Texas	11	73,367,751.97	7.72%	63	4.7344	1.342435
Utah	1	5,108,415.86	0.54%	62	4.8500	0.551300
Virginia	6	85,047,516.31	8.95%	62	4.0950	2.413632
Washington	3	79,990,739.91	8.41%	63	4.3650	2.418661
Wisconsin	1	1,465,369.00	0.15%	62	4.0605	2.411700

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	18,616,889.44	1.96%	60	5.0223	NAP	Defeased	3	18,616,889.44	1.96%	60	5.0223	NAP
	4.5000% or less	21	388,795,187.70	40.89%	61	4.0420	2.590174	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	26	375,123,405.61	39.45%	63	4.7738	1.811404	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	13	152,028,573.80	15.99%	41	5.1455	0.476005	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% or greater	1	16,209,137.66	1.70%	63	5.6290	1.122700	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	64	950,773,194.21	100.00%	59	4.5534	1.904115	49 months or greater	61	932,156,304.77	98.04%	59	4.5440	1.906452
								Totals	64	950,773,194.21	100.00%	59	4.5534	1.904115
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	18,616,889.44	1.96%	60	5.0223	NAP	Defeased	3	18,616,889.44	1.96%	60	5.0223	NAP
	60 months or less	4	86,575,662.74	9.11%	23	4.6917	(0.351200)	Interest Only	16	518,560,000.00	54.54%	62	4.3736	2.476573
	61 months or greater	57	845,580,642.03	88.94%	62	4.5289	2.137604	300 months or less	13	82,391,767.77	8.67%	61	4.5854	1.483139
	Totals	64	950,773,194.21	100.00%	59	4.5534	1.904115	301 months or greater	32	331,204,537.00	34.84%	52	4.8006	1.119132
								Totals	64	950,773,194.21	100.00%	59	4.5534	1.904115
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	18,616,889.44	1.96%	60	5.0223	NAP				None
Underwriter's Information		1	25,000,000.00	2.63%	62	3.8206	3.660000
	12 months or less	59	902,980,661.48	94.97%	59	4.5610	1.858963
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	4,175,643.29	0.44%	62	5.2100	1.677400
	Totals	64	950,773,194.21	100.00%	59	4.5534	1.904115
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	300801567	RT	Birmingham	AL	Actual/360	4.762%	290,978.04	0.00	0.00	N/A	01/01/27	--	73,325,000.00	73,325,000.00	10/01/21
2	1648325	MU	Seattle	WA	Actual/360	4.299%	249,001.12	0.00	0.00	N/A	01/06/27	--	69,500,000.00	69,500,000.00	10/06/21
3	1648225	LO	Palm Desert	CA	Actual/360	5.150%	239,787.38	87,828.36	0.00	N/A	02/01/22	--	55,872,786.64	55,784,958.28	10/01/21
4	310938772	OF	New York	NY	Actual/360	3.821%	79,595.83	0.00	0.00	N/A	12/06/26	--	25,000,000.00	25,000,000.00	10/06/21
4A	310938906	OF	New York	NY	Actual/360	3.821%	79,595.83	0.00	0.00	N/A	12/06/26	--	25,000,000.00	25,000,000.00	10/06/21
5	300801546	IN	Various	Various	Actual/360	4.158%	147,262.50	0.00	0.00	N/A	11/01/26	--	42,500,000.00	42,500,000.00	10/01/21
6	300801571	SS	Pasadena	CA	Actual/360	4.808%	166,276.67	0.00	0.00	N/A	02/01/27	--	41,500,000.00	41,500,000.00	10/01/21
7	307271007	OF	Atlanta	GA	Actual/360	3.732%	125,955.00	0.00	0.00	N/A	11/05/26	--	40,500,000.00	40,500,000.00	10/05/21
8	310937320	MU	Culver City	CA	Actual/360	5.143%	158,566.67	0.00	0.00	N/A	12/11/26	--	37,000,000.00	37,000,000.00	10/11/21
9	1648284	OF	Calabasas	CA	Actual/360	4.858%	133,595.00	0.00	0.00	N/A	12/01/26	--	33,000,000.00	33,000,000.00	10/01/21
10	300801562	RT	Fairfax	VA	Actual/360	4.169%	104,225.00	0.00	0.00	N/A	12/01/26	--	30,000,000.00	30,000,000.00	10/01/21
11	307271011	RT	Various	Various	Actual/360	4.061%	95,117.21	0.00	0.00	N/A	12/01/26	--	28,110,000.00	28,110,000.00	10/01/21
12	610936589	OF	Mill Valley	CA	Actual/360	4.500%	84,227.82	34,843.23	0.00	N/A	12/11/26	--	22,460,753.23	22,425,910.00	10/11/21
13	600936949	OF	Tempe	AZ	Actual/360	4.610%	82,595.83	0.00	0.00	N/A	11/11/26	--	21,500,000.00	21,500,000.00	10/11/21
14	300801516	RT	Woodbridge	VA	Actual/360	2.988%	51,671.18	0.00	0.00	N/A	11/01/26	--	20,750,000.00	20,750,000.00	10/01/21
15	1648349	RT	Plano	TX	Actual/360	4.530%	68,021.82	26,045.02	0.00	N/A	01/01/27	--	18,019,024.94	17,992,979.92	10/01/21
16	310937754	RT	Sterling	VA	Actual/360	4.780%	68,067.32	28,772.25	0.00	N/A	12/11/26	--	17,088,029.20	17,059,256.95	10/11/21
17	300801564	LO	Sacramento	CA	Actual/360	5.629%	76,199.62	35,229.64	0.00	N/A	01/01/27	--	16,244,367.30	16,209,137.66	10/01/21
18	310938394	RT	Slidell	LA	Actual/360	3.699%	47,826.32	44,218.39	0.00	N/A	06/11/26	--	15,515,432.70	15,471,214.31	10/11/21
19	307271019	RT	Madison	TN	Actual/360	4.994%	65,005.07	20,827.73	0.00	N/A	01/01/27	--	15,619,961.29	15,599,133.56	10/01/21
20	1648398	Various Exton		PA	Actual/360	4.663%	58,470.10	22,607.25	0.00	N/A	01/01/27	--	15,046,992.21	15,024,384.96	10/01/21
21	1648025	Various Saint Louis		MO	Actual/360	4.730%	60,701.67	0.00	0.00	N/A	01/01/27	--	15,400,000.00	15,400,000.00	10/01/21
22	310937775	LO	Fort Worth	TX	Actual/360	5.000%	54,709.79	21,357.83	0.00	N/A	12/11/26	--	13,130,349.35	13,108,991.52	10/11/21
23	310938367	MU	West Hollywood	CA	Actual/360	5.080%	59,266.67	0.00	0.00	N/A	01/11/27	--	14,000,000.00	14,000,000.00	10/11/21
24	310935943	SS	Various	Various	Actual/360	4.500%	49,687.50	0.00	0.00	N/A	11/11/26	--	13,250,000.00	13,250,000.00	10/11/21
25	1648313	LO	King Of Prussia	PA	Actual/360	5.000%	46,688.79	18,132.42	0.00	N/A	01/01/27	--	11,205,308.74	11,187,176.32	12/01/20
26	410938217	SS	Spokane	WA	Actual/360	4.800%	42,024.66	15,426.20	0.00	N/A	01/11/27	--	10,506,166.11	10,490,739.91	10/11/21
27	610935787	RT	Madera	CA	Actual/360	3.830%	32,184.69	17,621.82	0.00	N/A	10/11/26	--	10,083,976.96	10,066,355.14	10/11/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	307271028	IN	Las Vegas	NV	Actual/360	4.824%	39,928.20	14,524.91	0.00	N/A	01/01/27	--	9,932,389.08	9,917,864.17	10/01/21
29	1648353	RT	Bedford	TX	Actual/360	4.580%	37,183.87	13,961.11	0.00	N/A	01/01/27	--	9,742,498.99	9,728,537.88	10/01/21
30	300801565	MU	Colorado Springs	CO	Actual/360	5.207%	41,820.76	12,377.96	0.00	N/A	01/01/27	--	9,637,971.06	9,625,593.10	10/01/21
31	300801569	LO	Garland	TX	Actual/360	5.063%	37,050.89	20,305.09	0.00	N/A	02/01/27	--	8,781,566.88	8,761,261.79	10/01/21
32	307271032	SS	Newark	NJ	Actual/360	4.748%	38,478.58	0.00	0.00	N/A	01/01/27	--	9,725,000.00	9,725,000.00	10/01/21
33	410937758	OF	Glenview	IL	Actual/360	4.900%	36,498.33	14,769.87	0.00	N/A	12/11/26	--	8,938,366.17	8,923,596.30	10/11/21
34	410937051	MF	Rochester Hills	MI	Actual/360	4.870%	38,554.17	0.00	0.00	N/A	09/11/26	--	9,500,000.00	9,500,000.00	10/11/21
35	310937135	SS	Herndon	VA	Actual/360	4.430%	33,225.00	0.00	0.00	N/A	11/11/26	--	9,000,000.00	9,000,000.00	10/11/21
36	1647823	RT	Victorville	CA	Actual/360	4.540%	30,645.00	0.00	0.00	N/A	11/01/26	--	8,100,000.00	8,100,000.00	10/01/21
37	307271037	OF	Prospect	CT	Actual/360	5.350%	32,130.71	16,282.25	0.00	N/A	12/01/26	--	7,206,889.08	7,190,606.83	10/01/21
38	1647940	LO	Spartanburg	SC	Actual/360	4.590%	27,431.92	12,507.74	0.00	N/A	11/01/26	--	7,171,743.54	7,159,235.80	10/01/21
39	600936969	MH	EI Cajon	CA	Actual/360	4.000%	19,665.78	15,776.75	0.00	N/A	11/11/26	--	5,899,734.17	5,883,957.42	10/11/21
40	1648352	RT	Duncanville	TX	Actual/360	4.560%	24,648.76	9,283.30	0.00	N/A	02/01/27	--	6,486,514.59	6,477,231.29	10/01/21
41	600936604	OF	Phoenix	AZ	Actual/360	4.470%	22,733.91	10,842.23	0.00	N/A	11/11/26	--	6,103,063.03	6,092,220.80	10/11/21
42	410931958	OF	Walnut Creek	CA	Actual/360	4.150%	21,787.50	0.00	0.00	N/A	11/11/26	--	6,300,000.00	6,300,000.00	10/11/21
43	1647638	RT	Grapevine	TX	Actual/360	5.040%	23,789.73	8,566.40	0.00	N/A	12/01/26	--	5,664,222.40	5,655,656.00	10/01/21
44	410938456	SS	Plano	TX	Actual/360	5.150%	23,945.21	8,816.36	0.00	N/A	01/11/27	--	5,579,465.93	5,570,649.57	10/11/21
45	610934471	RT	Cranberry Township	PA	Actual/360	4.400%	19,296.32	9,497.43	0.00	N/A	10/11/26	--	5,262,632.44	5,253,135.01	10/11/21
46	410936872	IN	Salt Lake City	UT	Actual/360	4.850%	20,674.92	7,028.90	0.00	N/A	12/11/26	--	5,115,444.76	5,108,415.86	10/11/21
47	410938187	SS	Knightdale	NC	Actual/360	4.890%	19,822.08	8,009.17	0.00	N/A	01/11/27	--	4,864,315.24	4,856,306.07	10/11/21
48	300801572	SS	Phoenix	AZ	Actual/360	4.945%	20,536.70	6,670.03	0.00	N/A	02/01/27	--	4,983,627.82	4,976,957.79	10/01/21
49	410936912	SS	Buena Park	CA	Actual/360	5.210%	18,157.82	6,579.98	0.00	N/A	12/11/26	--	4,182,223.27	4,175,643.29	10/11/21
50	600936994	MH	EI Cajon	CA	Actual/360	4.000%	13,038.16	10,459.77	0.00	N/A	11/11/26	--	3,911,447.17	3,900,987.40	10/11/21
51	610938044	IN	Chesapeake	VA	Actual/360	4.920%	17,583.98	5,821.51	0.00	N/A	12/11/26	--	4,288,776.01	4,282,954.50	10/11/21
52	410932171	RT	Falls Church	VA	Actual/360	4.730%	15,617.15	6,761.88	0.00	N/A	11/11/26	--	3,962,066.74	3,955,304.86	10/11/21
53	410934496	IN	Napa	CA	Actual/360	4.760%	15,692.90	5,197.11	0.00	N/A	12/11/26	--	3,956,193.61	3,950,996.50	10/11/21
54	610933992	RT	Chapel Hill	NC	Actual/360	5.240%	15,957.53	5,692.16	0.00	N/A	01/11/27	--	3,654,396.87	3,648,704.71	10/11/21
55	600936984	MH	EI Cajon	CA	Actual/360	4.000%	11,466.43	9,198.87	0.00	N/A	11/11/26	--	3,439,928.45	3,430,729.58	10/11/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
56	300801549	RT	Cheektowaga	NY	Actual/360	4.242%	12,306.72	6,369.20	0.00	N/A	12/01/26	--	3,481,390.55	3,475,021.35	10/01/21
57	300801527	MF	Palmdale	CA	Actual/360	4.269%	10,284.80	5,295.86	0.00	N/A	11/06/26	--	2,890,952.55	2,885,656.69	10/06/21
58	410937414	RT	Reno	NV	Actual/360	4.950%	11,458.82	4,554.28	0.00	N/A	12/11/26	--	2,777,895.73	2,773,341.45	10/11/21
59	410937026	SS	Saraland	AL	Actual/360	5.250%	9,804.63	3,503.48	0.00	N/A	12/11/26	--	2,241,059.28	2,237,555.80	10/11/21
60	600937294	RT	Salem	OR	Actual/360	5.230%	9,514.37	3,405.77	0.00	N/A	01/11/27	--	2,183,030.58	2,179,624.81	10/11/21
61	410936022	IN	Denver	CO	Actual/360	5.180%	8,435.56	4,508.41	0.00	N/A	12/11/26	--	1,954,183.17	1,949,674.76	10/11/21
62	410937123	SS	Memphis	TN	Actual/360	4.550%	7,316.66	3,386.21	0.00	N/A	08/11/26	--	1,929,668.82	1,926,282.61	10/11/21
63	410937600	RT	Ridgeland	MS	Actual/360	5.400%	6,491.21	3,238.87	0.00	N/A	12/11/26	--	1,442,490.56	1,439,251.69	10/11/21
Totals							3,610,280.18	646,103.00	0.00				951,419,297.21	950,773,194.21
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	15,399,813.66	14,785,691.80	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	13,680,176.00	7,661,209.63	07/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
3	(964,528.98)	(9,090,684.36)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	36,785,776.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	24,682,169.26	12,321,019.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,580,947.33	2,480,377.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	21,719,943.00	9,969,931.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,534,338.87	1,928,838.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,446,831.97	2,930,328.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,944,708.22	1,400,173.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,037,359.00	1,460,093.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,041,970.12	740,209.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	5,096,441.17	2,624,409.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	36,932,274.66	17,724,580.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,135,992.62	681,091.15	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,226,269.00	1,113,134.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,444,745.93	1,704,246.81	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	6,039,025.00	3,471,860.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,615,552.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,843,727.36	898,727.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	862,826.00	538,240.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	897,366.37	1,100,789.17	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	871,512.77	318,090.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,958,041.35	999,172.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	(79,590.00)	91,307.00	07/01/20	06/30/21	08/11/21	0.00	0.00	64,686.00	647,735.75	175,006.80	0.00
26	1,595,331.00	865,040.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	492,075.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1,170,702.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	519,413.21	368,965.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,269,395.20	700,927.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	592,538.05	869,037.74	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,004,926.25	470,813.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	935,347.12	577,960.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	744,136.91	400,392.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	695,623.22	377,063.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	352,522.23	761,107.22	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,088,517.30	473,884.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	767,148.68	459,444.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	433,764.45	153,406.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,061,111.64	477,309.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	497,146.35	453,460.22	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	381,886.73	233,804.99	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	535,717.56	253,354.11	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	575,362.17	60,627.19	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	500,743.24	290,939.17	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	895,370.54	516,286.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	503,095.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	605,611.53	310,243.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	522,014.22	268,933.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	346,716.08	219,416.77	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	430,185.79	228,704.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	339,156.48	216,407.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	677,739.03	273,992.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
56	392,544.03	141,617.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	387,316.46	109,497.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	407,995.18	190,089.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	342,384.62	168,191.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	171,717.91	93,084.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	221,052.10	149,388.63	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	184,501.49	73,597.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	214,882,423.25	89,551,902.13				0.00	0.00	64,686.00	647,735.75	175,006.80	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	1	11,187,176.32	1	11,187,176.32	0	0.00	0	0.00	0	0.00	0	0.00	4.553410%	4.529906%	59
09/17/21	0	0.00	0	0.00	1	11,205,308.74	1	11,205,308.74	0	0.00	0	0.00	0	0.00	0	0.00	4.553551%	4.530040%	60
08/17/21	0	0.00	0	0.00	1	11,221,813.81	1	11,221,813.81	0	0.00	0	0.00	0	0.00	0	0.00	4.553676%	4.530159%	61
07/16/21	0	0.00	0	0.00	1	11,238,248.12	1	11,238,248.12	0	0.00	0	0.00	0	0.00	0	0.00	4.553801%	4.530277%	62
06/17/21	0	0.00	0	0.00	1	11,256,168.63	1	11,256,168.63	0	0.00	0	0.00	0	0.00	0	0.00	4.553939%	4.530409%	63
05/17/21	0	0.00	0	0.00	1	11,272,455.66	1	11,272,455.66	0	0.00	0	0.00	0	0.00	0	0.00	4.554062%	4.530525%	64
04/16/21	0	0.00	0	0.00	1	11,290,234.23	1	11,290,234.23	0	0.00	0	0.00	0	0.00	0	0.00	4.554199%	4.530656%	65
03/17/21	0	0.00	0	0.00	1	11,306,375.21	1	11,306,375.21	0	0.00	0	0.00	0	0.00	0	0.00	4.554320%	4.530770%	66
02/18/21	0	0.00	0	0.00	1	11,327,146.41	1	11,327,146.41	0	0.00	0	0.00	0	0.00	0	0.00	4.554486%	4.530928%	67
01/15/21	0	0.00	0	0.00	1	11,343,129.15	1	11,343,129.15	0	0.00	0	0.00	0	0.00	0	0.00	4.554605%	4.528705%	68
12/17/20	0	0.00	0	0.00	1	11,359,043.37	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.554724%	4.528814%	69
11/18/20	0	0.00	0	0.00	2	20,351,607.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.554856%	4.528936%	70
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
25	1648313	12/01/20	9	6	64,686.00	647,735.75	289,541.32	11,359,043.37	06/10/20	1		10/26/20
Totals					64,686.00	647,735.75	289,541.32	11,359,043.37

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		55,784,958	55,784,958	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		42,216,987	42,216,987	0		0
> 60 Months		852,771,249	841,584,073	0		11,187,176

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	950,773,194	939,586,018	0	0	11,187,176	0
Sep-21	951,419,297	940,213,988	0	0	11,205,309	0
Aug-21	952,012,521	940,790,708	0	0	11,221,814	0
Jul-21	952,603,327	941,365,079	0	0	11,238,248	0
Jun-21	953,242,204	941,986,036	0	0	11,256,169	0
May-21	953,827,993	942,555,537	0	0	11,272,456	0
Apr-21	954,462,034	943,171,800	0	0	0	11,290,234
Mar-21	955,042,846	943,736,471	0	0	0	11,306,375
Feb-21	955,773,732	944,446,585	0	0	0	11,327,146
Jan-21	956,349,186	945,006,057	0	0	0	11,343,129
Dec-20	956,922,294	945,563,251	0	0	11,359,043	0
Nov-20	957,539,110	937,187,502	0	0	20,351,608	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
25	1648313	11,187,176.32	11,359,043.37	15,300,000.00	09/14/20	11,816.00	0.01510	06/30/21	01/01/27	302
Totals		11,187,176.32	11,359,043.37	15,300,000.00		11,816.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
25	1648313	LO	PA	06/10/20	1

COVID Relief - 10/1/21: Loan transferred to the Special Servicer 6/10/20 for payment default. Subject is a 155 key, 7-story, select-service hotel constructed in 1983. It was converted to a Holiday Inn Express in 2004. The Loan is past due for the

4/

1/20 payment, but reserve and escrow funds have been applied to past due P&I, therefore the loan is due for the 1/1/21 P&I payment. Cash Management is in the process of being set up. Borrower has requested loan relief due to COVID-

19. Borrower also

received a 2020 and 2021 PPP Loan that require Lender consent. A Pre-Negotiation Letter has been executed and loan reinstatement terms have been agreed upon. Foreclosure was filed as well as a motion for

Receivership. Borrower filed a response on 3				/23/21 which included a counterclaim against the Lender for bad faith negotiations regarding to workout discussions, which Lender filed a response to on 4/05/21. Loan was included in a portfolio note sale marketing initiative, but Borrower has agree d to reinstate the Loan, subject to certain conditions, so the Loan was pulled from the sale. The reinstatement agreement is being finalized and closing is pending.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	310937320	37,000,000.00	5.14200%	37,000,000.00 5.14200%		10	05/11/20	05/11/20	06/11/20
Totals		37,000,000.00		37,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.09)
25	0.00	0.00	2,334.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	67.32	0.00	0.00	0.00
Total	0.00	0.00	2,334.44	0.00	0.00	0.00	0.00	0.00	67.32	0.00	0.00	(0.09)
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		2,401.67

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Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the BAML 2017-BNK3 transaction, certain

Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and theHedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate

Administrator's website for all such information.

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